Consolidated Statements of Changes in Shareholders' Equity (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Common stock issued to ESOP, shares (in shares)	8,333	7,294	15,118
Common stock issued through dividend reinvestment, shares (in shares)	38,787	30,766	21,383
Cash dividends, per share (in dollars per share)	$ 0.84	$ 0.84	$ 0.84